Post-retirement benefit obligations - Reconciliation, projected net pension liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset)
Pension asset	R 784	R 633
Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	7,445	6,179
Pension asset	784	633
Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	76,056	70,508	R 70,322
Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	67,827	63,696
Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	34,410	32,787
Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	33,417	30,909
Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	8,229	6,812
Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(73,769)	(70,071)	(64,403)
Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(40,352)	(39,162)
Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(33,417)	(30,909)
Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	5,158	5,742
Increase (decrease) in asset limitation	(1,296)	1,775
Interest expense (income)	712	396
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(84)	(64)
Pension asset	84	64
South Africa | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	64,049	60,478	57,054
South Africa | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	64,049	60,478
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	30,632	29,569
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	33,417	30,909
South Africa | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(69,291)	(66,284)	(60,671)
South Africa | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(35,874)	(35,375)
South Africa | Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(33,417)	(30,909)
South Africa | Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	5,158	5,742
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	7,529	6,243
Pension asset	700	569
Foreign Countries | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	12,007	10,030	13,268
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	3,778	3,218
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	3,778	3,218
Foreign Countries | Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	8,229	6,812
Foreign Countries | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	(4,478)	(3,787)	R (3,732)
Foreign Countries | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net pension obligations, Total	R (4,478)	R (3,787)